Financial instruments and risk management (Schedule of Outstanding Forward Exchange Contracts) (Details) (Fair Value Hedge Contracts [Member], Short Position [Member], EUR €)
In Thousands, unless otherwise specified
Dec. 31, 2012
Fair Value Hedge Contracts [Member] | Short Position [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets, Notional amount	€ (27,100)
Derivative Asset, Fair Value, Gross Asset	(145)
Derivative Assets, Included in accumulated other comprehensive income (loss)	€ 0